Note 14: Subsequent Events (Details) (USD $)	12 Months Ended
	Aug. 31, 2011
Peter Matousek-Officer
Commitments and Contingencies	$ 30,000	[1]
Stock Granted During Period, Shares, Share-based Compensation	2,500	[2]
Peter Matousek
Stock Granted During Period, Shares, Share-based Compensation	5,000	[3]
Donald Lynch
Stock Granted During Period, Shares, Share-based Compensation	5,000	[3]

[1]	12 month Management and Financial Service Agreement
[2]	12 month Management and Financial Service Agreement - Monthly Shares
[3]	12 month Board Compensation Agreement - Monthly Shares